Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	30 Months Ended		39 Months Ended		60 Months Ended			90 Months Ended		117 Months Ended
		Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025		Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 27, 2022	Mar. 31, 2022	Dec. 29, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 30, 2020	Mar. 31, 2019	Mar. 31, 2018	Oct. 09, 2017	Mar. 31, 2017	Mar. 31, 2016	Jul. 07, 2015
C000233574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Astoria Real Assets ETF (PPI)
Account Value		$ 12,430	$ 12,430		$ 12,430		$ 12,430		$ 12,430	$ 12,430		$ 12,430					$ 13,472				$ 10,402				$ 11,396	$ 10,000
Average Annual Return, Percent		(7.74%)			6.92%	[1]
C000233948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AXS Change Finance ESG ETF (CHGX)
Account Value		$ 21,806	21,806		$ 21,806		21,806		$ 21,806	$ 21,806		21,806					21,533				16,799				18,036		$ 17,230	$ 10,539		$ 11,574	$ 10,442	$ 10,000
Average Annual Return, Percent		1.27%							15.65%	10.99%	[2]
C000237806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AXS Green Alpha ETF (NXTE)
Account Value		$ 10,031	$ 10,031		10,031		10,031		$ 10,031	$ 10,031		10,031		$ 10,725	$ 11,435	$ 11,118	11,099	$ 11,075	$ 9,451	$ 10,782	10,657	$ 9,762	$ 9,907	$ 10,000
Average Annual Return, Percent		(9.62%)	0.13%	[3]
C000240275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AXS Esoterica NextG Economy ETF (WUGI)
Account Value		$ 26,649	$ 26,649		26,649		$ 26,649		$ 26,649	26,649		26,649					24,207				15,465				20,223		19,633	9,941	$ 10,000
Average Annual Return, Percent		10.09%					21.64%	[4]	21.80%
C000247342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AXS Knowledge Leaders ETF (KNO)
Account Value		$ 19,443	19,443		19,443		$ 19,443		$ 19,443	19,443		$ 19,443					19,344				16,890				17,714		18,236	11,989		13,428	13,728		$ 11,523	$ 10,116	$ 10,000
Average Annual Return, Percent		0.51%							10.15%			7.07%	[5]
MSCI ACWI Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (Net) Index
Account Value		$ 11,543	11,543		$ 11,543		11,543		$ 11,543	11,543		$ 11,543					10,773				8,743				9,445	10,000	17,907	11,583		13,052	12,721		11,076	9,628	10,000
Average Annual Return, Percent		7.15%			4.51%	[1]			15.18%			9.16%	[5]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 index
Account Value		$ 25,020	25,020		$ 25,020		$ 25,020		$ 25,020	$ 25,020		$ 25,020					23,113				17,795				19,286		16,677	10,666	10,000	11,466	10,472	10,000
Average Annual Return, Percent		8.25%					18.59%			13.05%	[2]
MSCI All Country World Index Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index Investable Market Index
Account Value		$ 15,151	$ 15,151		15,151		$ 15,151		15,151	$ 15,151		15,151		$ 15,399	$ 15,592	$ 14,593	14,253	$ 13,232	$ 11,906	$ 12,325	11,640	$ 10,883	$ 9,908	$ 10,000
Average Annual Return, Percent		6.30%	18.03%	[3]
Standard And Poor s 500 C000240275 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	[4]						18.20%
Astoria Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Astoria Blended Benchmark Index
Account Value		$ 11,738	$ 11,738		$ 11,738		$ 11,738		11,738	11,738		11,738					10,835				9,314				10,064	10,000
Average Annual Return, Percent		8.34%			5.05%	[1]
Bloomberg Commodity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Total Return Index
Account Value		$ 12,142	12,142		$ 12,142		12,142		12,142	12,142		12,142					10,814				10,875				12,427	10,000
Average Annual Return, Percent		12.28%			6.15%	[1]
Bloomberg U S TIPS 1 3 Year USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS 1-3 Year (USD) Index
Account Value		$ 11,121	11,121		$ 11,121		11,121		11,121	11,121		11,121					10,378				10,018				10,038	$ 10,000
Average Annual Return, Percent		7.15%			3.32%	[1]
Change Finance U S Large Cap Fossil Fuel Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Change Finance U.S. Large Cap Fossil Fuel Index
Account Value		$ 22,736	22,736		$ 22,736		22,736		$ 22,736	$ 22,736		22,736					22,341				17,331				18,543		17,620	10,708		11,683	10,481	$ 10,000
Average Annual Return, Percent		1.77%							16.25%	11.62%	[2]
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value		$ 20,146	20,146		20,146		$ 20,146		$ 20,146	$ 20,146		20,146					18,802				15,259				16,486		15,367	9,940	$ 10,000
Average Annual Return, Percent		7.15%					15.18%
MSCI All Country World C000240275 Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	[4]						15.03%
MSCI World Equal Weighted NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Equal Weighted NR Index
Account Value		$ 18,970	18,970		18,970		$ 18,970		$ 18,970	18,970		$ 18,970					17,871				15,455				16,617		16,199	10,321		12,549	12,678		11,066	9,651	10,000
Average Annual Return, Percent		5.30%							12.76%			6.71%	[5]
MSCI World Ex USA Equal Weighted NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA Equal Weighted NR Index
Account Value		$ 16,098	$ 16,098		$ 16,098		$ 16,098		$ 16,098	$ 16,098		$ 16,098					$ 15,224				$ 13,681				$ 14,425		$ 14,703	$ 9,836		$ 11,998	$ 12,650		$ 10,886	$ 9,652	$ 10,000
Average Annual Return, Percent		5.74%							10.35%			5.01%	[5]

[1]	The Fund commenced operations on December 29, 2021.
[2]	The Fund commenced operations on October 9, 2017.
[3]	The Fund commenced operations on September 27, 2022.
[4]	The Fund commenced operations on March 30, 2020.
[5]	The Fund commenced operations on July 7, 2015.